Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill.
Schedule of changes in Goodwill

	2022	2021	2020
	$m	$m	$m
Cost
At 1 January	20,311	12,164	11,982
Additions through business combinations (Note 27)	15	8,287	–
Exchange and other adjustments	(195)	(140)	182
At 31 December	20,131	20,311	12,164
Amortisation and impairment losses
At 1 January	314	319	314
Exchange and other adjustments	(3)	(5)	5
At 31 December	311	314	319
Net book value
At 31 December	19,820	19,997	11,845